Marketable Securities and Securities Investments (Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Available for Sale Securities, Cost
Due in one year or less	¥ 172,912
Due after one year through five years	375,988
Due after five years through ten years	304,275
Due after ten years	929,523
Total	1,782,698
Available-for-sale securities, Fair value
Due in one year or less	164,603
Due after one year through five years	385,222
Due after five years through ten years	341,233
Due after ten years	1,129,688
Total	2,020,746
Held-to-maturity securities, Cost
Due in one year or less	2,841
Due after one year through five years	22,738
Due after five years through ten years	237,263
Due after ten years	5,199,661
Held-to-maturity securities, Cost	5,462,503	¥ 4,969,295
Held-to-maturity securities, Fair value
Due in one year or less	2,879
Due after one year through five years	23,583
Due after five years through ten years	279,200
Due after ten years	7,206,021
Total	¥ 7,511,683	¥ 5,805,066